Income and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
INCOME AND EXPENSES
7.
INCOME AND EXPENSES

(A)
GRANT INCOME

Grant income reflects reimbursement of research and development expenses and income from certain research projects managed by Icelandic governmental institutions. Certain expenses qualify for incentives from the Icelandic government in the form of tax credits or cash reimbursements. Icelandic government grant income for the year ended December 31, 2023, is CHF 0.9 million compared to CHF 0.9 million and CHF 1.0 million for the same periods in 2022 and 2021, respectively. Refer to Note 11.

(B)
OPERATING EXPENSES

The tables below show the breakdown of the Total operating expenses by category:

in CHF thousands	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Personnel expense	6,509	4,608	4,407	7,029	4,449	2,416	13,538	9,056	6,823
Payroll	4,796	4,313	4,189	5,134	3,939	2,306	9,930	8,252	6,495
Share-based compensation expense	1,713	295	218	1,895	510	110	3,608	804	328
Operating expenses	22,738	17,616	5,161	10,458	6,615	2,208	68,059	24,231	7,369
External service providers	22,256	17,205	4,786	7,695	2,294	1,681	29,951	19,499	6,467
Other operating expenses	258	184	189	2,700	4,249	478	2,958	4,433	667
Depreciation of property and equipment	106	111	78	19	20	10	125	132	88
Depreciation of right-of-use assets	118	116	108	44	52	39	162	167	147
Merger and listing expense(1)	-	-	-	-	-	-	34,863	-	-
Total	29,247	22,224	9,568	17,487	11,064	4,624	81,597	33,288	14,192

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

(C)
FINANCE RESULT

in CHF thousands	For the years ended December 31,
	2023	2022	2021
Finance income	1,429	126	21
Finance expense	(1,315)	(6,442)	(5,120)
Fair value adjustment on warrant liabilities	(3,431)	-	-
Foreign currency exchange gain (loss)	(4,664)	49	(193)
Finance result	(7,981)	(6,267)	(5,292)

Finance result in 2022 and 2021 represented mainly interest expense related to the preferred dividend owed to the holders of Legacy Oculis preferred Series B and C shares (refer to Note 15). Preferred Series B and C shares qualified as liabilities under IAS 32 and the related accrued dividends as interest expense. The preferred Series B and C shares were fully converted to ordinary shares at the closing of the Business Combination on March 2, 2023 (refer to Note 5).

Finance income consists primarily of interest income earned from the Company's short-term financial assets.

Refer to Note 18 for further discussions of the fair value gain/(loss) on warrant liabilities. The foreign currency translation differences recycling is related to the Merger Sub 2 entity and its impending dissolution, discussed further in Note 5.

Financial result as presented in the statements of cash flows is comprised of interest and the foreign exchange effect on cash and financial assets, net.

(D)
INCOME TAX AND DEFERRED TAX

	For the years ended December 31,
in CHF thousands	2023	2022	2021
Current income tax expense	(127)	(90)	(22)
Deferred tax income (expense)	20	35	(5)
Total tax expense	(107)	(55)	(27)

The Group's expected tax expense for each year is based on the applicable tax rate in each individual jurisdiction, which ranged between approximately 8.3% and 25.0% for 2023, 2022 and 2021 in the tax jurisdictions in which the Group operates. The weighted average tax rates applicable to the profits of the consolidated entities were 12.7%, 13.9% and 13.6% for the years 2023, 2022 and 2021, respectively. This decrease is due to changes in the mix of the taxable results and the changes in tax rates of the individual group companies. The tax on the Group's profit / (loss) before tax differs from the statutory amount that would arise using the weighted average applicable tax rate as follows:

	For the years ended December 31,
in CHF thousands	2023	2022	2021
Groups average expected tax rate	12.7%	13.9%	13.6%
Accounting loss before income tax	(88,695)	(38,643)	(18,524)
Taxes at weighted average income tax	11,294	5,380	2,521
Effect of unrecorded tax losses	(10,520)	(4,468)	(1,869)
Effect of non-deductible expenses	(6,041)	(968)	(679)
Effect of non-taxable income	5,103	-	-
Effect of other items	57	-	-
Total tax expense	(107)	(55)	(27)

As of December 31, 2023, 2022 and 2021, the Group has tax losses which arose mainly in Switzerland that are available for offset against future taxable profits of the company until expiration. Deferred tax assets have not been recognized in respect of these losses in Switzerland as it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. Given the amount of tax losses has not been yet validated by the Tax Authorities, there could be potentially still be subject to material adjustments.

This does not affect the management assumption on the going concern hypothesis of the Group. Below is the maturity of the Group reportable losses:

	As of December 31,
in CHF thousands	2023	2022
2025	16,733	16,733
2026	13,113	13,113
2027	12,437	12,437
2028	14,865	14,865
2029	31,786	31,790
2030	81,509	-
Total	170,443	88,938

The Group did not recognize the following temporary differences:

	As of December 31,
in CHF thousands	2023	2022
Pension	728	91
Tax losses in Switzerland	170,443	88,938
Leasing	(150)	(125)
Intangible asset	(4,025)	(4,025)
Total	166,996	84,879

As of December 31, 2023 and 2022 the Company had recognized deferred tax assets of CHF 44 thousand and CHF 24 thousand, respectively, and no deferred tax liabilities.